SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of share options
Outstanding as of beginning of year	5,878,270	7,537,219	8,066,749
Granted	207,890	100,000	746,431
Exercised	(3,649,754)	(1,620,056)	(762,607)
Terminated	(97,063)	(26,777)	(30,901)
Forfeited	(61,254)	(112,116)	(482,453)
Outstanding as of end of year	2,278,089	5,878,270	7,537,219
Options exercisable as of end of year	1,606,983	2,606,704	1,834,281
Weighted average exercise price
Outstanding as of beginning of year	$ 6.84	$ 6.37	$ 6.31
Granted	12.19	16.92	5.81
Exercised	4.82	4.94	4.36
Terminated	21.34	22.28	35.40
Forfeited	7.25	8.30	5.86
Outstanding as of end of year	9.92	6.84	6.37
Options exercisable as of end of year	$ 10.19	$ 8.93	$ 11.54